Intangible assets and goodwill (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Jun. 30, 2023
Intangible assets with finite life
Software and license	€ 473	€ 806
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
Total intangible assets and goodwill	€ 154,951	€ 155,283